Trade and other current receivables - Summary of Trade and Other Current Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade receivables	€ 4,227	€ 4,023
Prepayments and accrued income	506	516
Other receivables	1,278	1,236
Trade and other current receivables	€ 6,011	€ 5,775